UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:	06-30-2001

Check here if Amendment [   ]; Amendment Number:

	This Amendment (Check only one.):	[   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		 ING Investment Management Advisors B.V.
Adress:	 Schenkkade 65
		 2595 AS The Hague
		 the Netherlands


Form 13F File Number:	28 - 7796

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G.H. Bergsma
Title:		Member of the Board of Directors
Phone:		+31 70 378 1781


Signature, Place, and Date of Signing:



G.H. Bergsma                 The Hague, The Netherlands             July 2001

[Signature]                   [City, State]                            [Date]

Report Type (Check only one.):

[  X  ]     13F HOLDINGS REPORT. ( Check here if all holdings of this reporting manager are reported in this report. )

[     ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:		     1

Form 13F Information Table Entry Total:		     147

Form 13F Information Table Value Total:		$ 145,534

                                                  (thousands)




List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.		Form 13F File Number			Name


1		28 - 7516                    ING Mutual Fund Management Co. LLC

                                                          Form 13F Information Table
Name of Issuer                 Title of Class   Cusip     Value    Shares   SH/ Put/ Invstmt    Other       Voting Authority
                                                          (x$1000) PRN AMT  Prn Call Dscretn  Managers     sole     shared   none
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -----

AOL Time Warner Inc            Common   Stock   00184A105     7710   145480 SH       Defined  28-7516     145480
Advanced Micro Devices         Common   Stock   007903107     4575   158400 SH       Defined  28-7516     158400
Alcoa Inc.                     Common   Stock   013817101      118     3000 SH       Defined  28-7516       3000
Amazon.com Inc                 Common   Stock   023135106     1440   101750 SH       Defined  28-7516     101750
American International Group   Common   Stock   026874107      185     2155 SH       Defined  28-7516       2155
American Express Co            Common   Stock   025816109      221     5700 SH       Defined  28-7516       5700
American Home Products Corp    Common   Stock   026609107      143     2445 SH       Defined  28-7516       2445
Amgen Inc                      Common   Stock   031162100       49      800 SH       Defined  28-7516        800
Analog Devices Inc             Common   Stock   032654105     2323    53700 SH       Defined  28-7516      53700
Anheuser-Busch Companies Inc   Common   Stock   035229103      110     2670 SH       Defined  28-7516       2670
Applied Materials              Common   Stock   038222105       71     1450 SH       Defined  28-7516       1450
Applied Micro Circuits Corp    Common   Stock   03822W109      716    41600 SH       Defined  28-7516      41600
AT&T Corp.                     Common   Stock   001957109       99     4500 SH       Defined  28-7516       4500
Automatic Data Processing      Common   Stock   053015103      490     9850 SH       Defined  28-7516       9850
Avici Systems                  Common   Stock   05367L109      303    35350 SH       Defined  28-7516      35350
Bank of New York Company Inc   Common   Stock   064057102      131     2725 SH       Defined  28-7516       2725
Baxter International Inc       Common   Stock   071813109      130     2650 SH       Defined  28-7516       2650
Bea Systems                    Common   Stock   073325102     2908    94690 SH       Defined  28-7516      94690
Boeing Co.                     Common   Stock   097023105       80     1430 SH       Defined  28-7516       1430
Bristol Myers Squibb Co.       Common   Stock   110122108      246     4710 SH       Defined  28-7516       4710
Broadcom Corp.                 Class    A       111320107     1214    28394 SH       Defined  28-7516      28394
Brocade Communications Sys.    Common   Stock   111621108     3700    84100 SH       Defined  28-7516      84100
Calpine Corp                   Common   Stock   131347106      108     2860 SH       Defined  28-7516       2860
Capital One Financial Corp     Common   Stock   14040H105      102     1700 SH       Defined  28-7516       1700
Ciena Corp                     Common   Stock   171779101     2519    66298 SH       Defined  28-7516      66298
Cisco Systems                  Common   Stock   17275R102     5216   286602 SH       Defined  28-7516     286602
Citigroup Inc                  Common   Stock   172967101      404     7650 SH       Defined  28-7516       7650
Citrix Systems Inc.            Common   Stock   177376100     1804    51700 SH       Defined  28-7516      51700
Coca Cola Co                   Common   Stock   191216100      498    11075 SH       Defined  28-7516      11075
Colgate Palmolive              Common   Stock   194162103      218     3700 SH       Defined  28-7516       3700
Comcast Corp Cl A SPL          Common   Stock   200300200      828    19085 SH       Defined  28-7516      19085
Commerce One Inc Del Com       Common   Stock   200693109      549    94010 SH       Defined  28-7516      94010
Compaq Computer Corp           Common   Stock   204493100       59     3800 SH       Defined  28-7516       3800
Computer Sciences Corp         Common   Stock   205363104     2252    65093 SH       Defined  28-7516      65093
Comverse Technology            Common   Stock   205862402      755    13230 SH       Defined  28-7516      13230
Conoco Inc.                    Class    A       208251306      127     4500 SH       Defined  28-7516       4500
Convergys Corp                 Common   Stock   212485106     2319    76649 SH       Defined  28-7516      76649
Corning Inc                    Common   Stock   219350105      676    40478 SH       Defined  28-7516      40478
CSG Sys Intl Inc               Common   Stock   126349109     1302    22940 SH       Defined  28-7516      22940
CVS Corp                       Common   Stock   126650100      110     2850 SH       Defined  28-7516       2850
Cypress Semiconductor Corp     Common   Stock   232806109     1517    63600 SH       Defined  28-7516      63600
Dell Computer Corp             Common   Stock   247025109      236     8970 SH       Defined  28-7516       8970
Delphi Automotive Systems Corp Common   Stock   247126105       76     4800 SH       Defined  28-7516       4800
Dow Chemical Co.               Common   Stock   260543103      114     3440 SH       Defined  28-7516       3440
EMC Corp Mass                  Common   Stock   268648102     1352    46555 SH       Defined  28-7516      46555
E Piphany Inc                  Common   Stock   26881V100      625    61512 SH       Defined  28-7516      61512
Ebay Inc                       Common   Stock   278642103     1969    28750 SH       Defined  28-7516      28750
Electronic Arts Inc            Common   Stock   285512109     2733    47200 SH       Defined  28-7516      47200
Electronic Data Sys Corp N     Common   Stock   285661104     3436    54980 SH       Defined  28-7516      54980
Enron Corp.                    Common   Stock   293561106      102     2090 SH       Defined  28-7516       2090
Exelon Corp.                   Common   Stock   302101100      136     2115 SH       Defined  28-7516       2115
Extreme Networks               Common   Stock   30226D106      398    13500 SH       Defined  28-7516      13500
Exxon Mobil Corp.              Common   Stock   302290101      435     4975 SH       Defined  28-7516       4975
Fannie Mae                     Common   Stock   313586109      218     2560 SH       Defined  28-7516       2560
Federated Department Stores IncCommon   Stock   31410H101       87     2050 SH       Defined  28-7516       2050
First Data Corp                Common   Stock   319963104      982    15290 SH       Defined  28-7516      15290
FleetBoston Financial Corp     Common   Stock                  129     3270 SH       Defined  28-7516       3270
Ford Motor                     Common   Stock   345370100      145     5900 SH       Defined  28-7516       5900
General Electric Co.           Common   Stock   369604103      440     9020 SH       Defined  28-7516       9020
Gillette Co.                   Common   Stock   375766102      203     7000 SH       Defined  28-7516       7000
Gucci Group NV                 Common   Stock   401566104      155     1850 SH       Defined  28-7516       1850
Halliburton Co                 Common   Stock   406216101      151     4230 SH       Defined  28-7516       4230
Hartford Financial Services IncCommon   Stock   416515104       66      970 SH       Defined  28-7516        970
HCA-the Healthcare Corp        Common   Stock                   87     1930 SH       Defined  28-7516       1930
Hewlett-Packard Co.            Common   Stock   428236103       73     2555 SH       Defined  28-7516       2555
Home Depot Inc.                Common   Stock   437076102       63     1350 SH       Defined  28-7516       1350
Honeywell International Inc    Common   Stock   438506107       63     1800 SH       Defined  28-7516       1800
IMPSAT Fiber Networks Inc.     Common   Stock                    9     4600 SH       Defined  28-7516       4600
Indian Hotels Company Limited  Common   Stock                   90    16000 SH       Defined  28-7516      16000
Informatica Corp               Common   Stock   45666Q102     1441    82994 SH       Defined  28-7516      82994
Intel Corp                     Common   Stock   458140100     1860    63601 SH       Defined  28-7516      63601
International Business Mac     Common   Stock   459200101     4298    38037 SH       Defined  28-7516      38037
Internet Sec Sys Inc           Common   Stock   46060X107     1414    29120 SH       Defined  28-7516      29120
Interpublic Group Of Companies Common   Stock   460690100      101     3425 SH       Defined  28-7516       3425
Interwoven Inc                 Common   Stock   46114T102     1477    87426 SH       Defined  28-7516      87426
JDS Uniphase Corp              Common   Stock   46612J101     2099   167448 SH       Defined  28-7516     167448
John Hancock Financial ServicesCommon   Stock   41014S106       94     2335 SH       Defined  28-7516       2335
Johnson & Johnson Co           Common   Stock   478160104      424     8480 SH       Defined  28-7516       8480
JP Morgan Chase & Co           Common   Stock                  159     3570 SH       Defined  28-7516       3570
Juniper Networks Inc           Common   Stock   48203R104     1185    38110 SH       Defined  28-7516      38110
King Pharmaceuticals Inc       Common   Stock   495582108      110     2045 SH       Defined  28-7516       2045
Kraft Foods Inc.               Class    A                       34     1100 SH       Defined  28-7516       1100
Linen 'n Things Inc            Common   Stock   535679104       59     2150 SH       Defined  28-7516       2150
Lucent Technologies Inc        Common   Stock   549463107       37     6000 SH       Defined  28-7516       6000
Manugistics Group Inc          Common   Stock   565011103     1609    64100 SH       Defined  28-7516      64100
McDonald's Corp                Common   Stock   580135101      365    13485 SH       Defined  28-7516      13485
McGraw-Hill Companies Inc      Common   Stock   580645109       97     1470 SH       Defined  28-7516       1470
Mellon Financial Corp          Common   Stock   585509102      104     2265 SH       Defined  28-7516       2265
Merck & Co Inc                 Common   Stock   589331107      165     2575 SH       Defined  28-7516       2575
Micromuse Inc                  Common   Stock   595094103     1528    54600 SH       Defined  28-7516      54600
Micron Technology Inc          Common   Stock   595112103     1542    37525 SH       Defined  28-7516      37525
Microsoft Corp                 Common   Stock   594918104     4914    67314 SH       Defined  28-7516      67314
Morgan Stanley Dean Witter & CoCommon   Stock   617446448      128     1990 SH       Defined  28-7516       1990
Motorola                       Common   Stock   620076109      489    29545 SH       Defined  28-7516      29545
Network Appliance Inc          Common   Stock   64120L104      678    49519 SH       Defined  28-7516      49519
Newport Corp                   Common   Stock   651824104      533    20110 SH       Defined  28-7516      20110
Nextel Communications Inc      Class    A       65332V103      758    43300 SH       Defined  28-7516      43300
Nortel Networks Corp New       Common   Stock   656568102      759    83542 SH       Defined  28-7516      83542
Oni Sys Corp                   Common   Stock   68273F103      985    35300 SH       Defined  28-7516      35300
Openwave Sys Inc               Common   Stock   683718100     4789   138017 SH       Defined  28-7516     138017
Oracle Corporation             Common   Stock   68389X105     2639   138887 SH       Defined  28-7516     138887
PeopleSoft Inc                 Common   Stock   712713106       56     1145 SH       Defined  28-7516       1145
Pepsico Inc                    Common   Stock   713448108      354     8005 SH       Defined  28-7516       8005
Peregrine Sys Inc              Common   Stock   71366Q101     1235    42600 SH       Defined  28-7516      42600
Pfizer Inc                     Common   Stock   717081103      338     8440 SH       Defined  28-7516       8440
Philip Morris Cos Inc          Common   Stock   718154107      283     5580 SH       Defined  28-7516       5580
PMC Sierra Inc                 Common   Stock   69344F106     1545    49740 SH       Defined  28-7516      49740
Proctor & Gamble Co            Common   Stock   742718109      274     4295 SH       Defined  28-7516       4295
Qwest Communications Intl, Inc Common   Stock   749121109     1788    56110 SH       Defined  28-7516      56110
RadioShack Corp                Common   Stock                  145     4750 SH       Defined  28-7516       4750
Ralston Purina Group           Common   Stock   751277302       95     3170 SH       Defined  28-7516       3170
Redback Networks               Common   Stock   757209101      304    34090 SH       Defined  28-7516      34090
Retek Inc                      Common   Stock   76128Q109     1726    36000 SH       Defined  28-7516      36000
Riverstone Networks Inc        Common   Stock   769320102      147     7400 SH       Defined  28-7516       7400
RF Micro Devices Inc           Common   Stock   749941100     3354   124342 SH       Defined  28-7516     124342
Sappi Ltd.                     Sponsored  ADR   803069202       38     4200 SH       Defined  28-7516       4200
Scientific Atlanta Inc         Common   Stock   808655104      987    24300 SH       Defined  28-7516      24300
Siebel Systems Inc             Common   Stock   826170102     1145    24424 SH       Defined  28-7516      24424
Smartforce                     Sponsored  ADR   83170A206     1716    48705 SH       Defined  28-7516      48705
Solectron Corp.                Common   Stock   834182107       51     2795 SH       Defined  28-7516       2795
Sprint PCS Group               Common   Stock   852061506     1352    55990 SH       Defined  28-7516      55990
Starbucks Corp                 Common   Stock   855244109       92     4000 SH       Defined  28-7516       4000
Sun Microsystems Inc           Common   Stock   866810104     2866   182331 SH       Defined  28-7516     182331
Sungard Data Sys Inc           Common   Stock   867363103     1320    44000 SH       Defined  28-7516      44000
Sycamore Networks Inc          Common   Stock   871206108      348    37360 SH       Defined  28-7516      37360
Texas Instruments              Common   Stock   882508104      819    25215 SH       Defined  28-7516      25215
Tibco Software Inc             Common   Stock   88632Q103     1041    81555 SH       Defined  28-7516      81555
TMP Worldwide Inc              Common   Stock   872941109      702    11700 SH       Defined  28-7516      11700
Uniao de Bancos Brasilleiros   Sponsored GDR    90458E107      139     5470 SH       Defined  28-7516       5470
United Technologies Corp       Common   Stock   913017109      101     1380 SH       Defined  28-7516       1380
Verisign                       Common   Stock   92343E102     1897    31610 SH       Defined  28-7516      31610
Veritas Software Corp          Common   Stock   923436109     4252    63910 SH       Defined  28-7516      63910
Verizon Communications         Common   Stock   92343V104      283     5285 SH       Defined  28-7516       5285
Vitesse Semiconductor Corp     Common   Stock   928497106     1690    80320 SH       Defined  28-7516      80320
Wal Mart Stores Inc            Common   Stock   931142103      253     5175 SH       Defined  28-7516       5175
Walt Disney Co                 Common   Stock   254687106      205     7100 SH       Defined  28-7516       7100
Webmethods Inc                 Common   Stock   94768C108     1277    60300 SH       Defined  28-7516      60300
Wells Fargo & Co               Common   Stock   949746101      206     4445 SH       Defined  28-7516       4445
Winstar Communications Inc     Common   Stock   975515107        5    85300 SH       Defined  28-7516      85300
Wrigley                        Common   Stock   982526105      187     4000 SH       Defined  28-7516       4000
Worldcom Inc MCI Group         Common   Stock                    2      119 SH       Defined  28-7516        119
Worldcom Inc/Worldcom Group    Common   Stock   98157D106      331    23290 SH       Defined  28-7516      23290
Yahoo! Inc                     Common   Stock   984332106     1290    64520 SH       Defined  28-7516      64520
Yakp ve Kredi Bankasi A.S.     Sponsored  GDR                   59    19500 SH       Defined  28-7516      19500
Amdocs Ltd                     Ordinary Stock   G02602103     3680    68340 SH       Defined  28-7516      68340
Global Crossing Ltd            Common   Stock   G3921A100     1879   217500 SH       Defined  28-7516     217500
Opentv Corp                    Common   Stock   G67543101      863    61390 SH       Defined  28-7516      61390
Check Point Software Tech      Common   Stock   M22465104     3038    60080 SH       Defined  28-7516      60080

Table Value Total                                          145,534
Table Entry Total                                              147
